Third Quarter Report
December 31, 2022 (Unaudited)
Columbia Short Term Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Short Term Bond Fund, December 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 25.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACM Auto Trust(a)
Subordinated Series 2022-1A Class B
04/20/2029	4.470%	9,000,000	8,889,661
Affirm Asset Securitization Trust(a)
Subordinated Series 2022-A Class C
05/17/2027	4.890%	7,780,000	7,443,685
Ally Auto Receivables Trust
Series 2022-1 Class A3
11/15/2026	3.310%	5,500,000	5,354,082
Subordinated Series 2022-3 Class A3
04/15/2027	5.070%	6,900,000	6,927,492
American Credit Acceptance Receivables Trust(a)
Series 2020-2 Class D
05/13/2026	5.650%	2,800,000	2,787,137
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	1,550,000	1,429,103
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	5.529%	4,000,000	3,851,012
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	950,000	864,126
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	5.779%	10,800,000	10,474,121
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	5.499%	5,000,000	4,777,220
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	5.693%	3,000,000	2,915,022
Series 2017-5A Class A1B
3-month USD LIBOR + 1.250% 01/20/2030	5.493%	8,000,000	7,666,608
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	1,470,774	1,353,883
Credito Real USA Auto Receivables Trust(a)
Series 2021-1A Class A
02/16/2027	1.350%	650,978	635,762
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dext ABS LLC(a)
Subordinated Series 2020-1 Class B
11/15/2027	1.920%	3,500,000	3,382,346
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class D
05/15/2028	3.050%	650,000	635,740
Dryden Senior Loan Fund(a),(b)
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	5.629%	3,025,000	2,917,561
DT Auto Owner Trust(a)
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	6,050,000	5,902,908
Exeter Automobile Receivables Trust
Subordinated Series 2022-6 Class B
08/16/2027	6.030%	3,000,000	3,007,211
First Investors Auto Owner Trust(a)
Series 2021-1A Class A
03/16/2026	0.450%	95,499	94,460
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	652,178	638,645
FREED ABS Trust(a)
Subordinated Series 2021-1CP Class B
03/20/2028	1.410%	464,809	462,262
Subordinated Series 2021-2 Class C
06/19/2028	1.940%	12,250,000	11,904,453
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-4A Class D
10/15/2026	1.640%	1,600,000	1,524,166
GoldentTree Loan Management US CLO 1 Ltd.(a),(b)
Series 2021-10A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 07/20/2034	5.343%	4,150,000	4,051,865
Hertz Vehicle Financing LLC(a)
Series 2021-1A Class C
12/26/2025	2.050%	3,000,000	2,700,059
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	5.693%	5,500,000	5,396,749
Lendbuzz Securitization Trust(a)
Series 2022-1A Class A
05/17/2027	4.220%	4,472,003	4,291,003
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	923,752	891,971
2	Columbia Short Term Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 04/19/2033	5.377%	1,250,000	1,229,150
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2032	4.128%	5,550,000	5,297,941
MMAF Equipment Finance LLC(a)
Series 2020-A Class A3
04/09/2027	0.970%	2,010,000	1,864,284
MVW LLC(a)
Series 2019-2A Class A
10/20/2038	2.220%	1,595,103	1,505,606
MVW Owner Trust(a)
Series 2017-1A Class A
12/20/2034	2.420%	1,077,849	1,053,300
NMEF Funding LLC(a)
Series 2021-A Class A2
12/15/2027	0.810%	591,003	583,730
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A1A
3-month USD LIBOR + 1.060% Floor 1.060% 01/20/2031	5.303%	7,550,000	7,456,909
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.850% Floor 1.650% 10/20/2030	6.093%	11,200,000	10,839,987
OHA Credit Partners VII Ltd.(a),(b)
Series 2012-7A Class AR3
3-month USD LIBOR + 1.070% Floor 1.070% 02/20/2034	5.745%	5,000,000	4,881,645
OneMain Financial Issuance Trust(a)
Series 2022-2A Class A
10/14/2034	4.890%	11,000,000	10,618,946
Oportun Issuance Trust(a)
Series 2022-3 Class A
01/08/2030	7.451%	5,168,028	5,163,501
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class A
11/15/2027	1.180%	929,118	915,534
Series 2021-2 Class NOTE
01/25/2029	3.000%	3,789,144	3,533,653
Series 2021-3 Class A
05/15/2029	1.150%	3,340,714	3,259,599
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-5 Class A
08/15/2029	1.530%	2,526,563	2,436,736
Series 2021-HG1 Class A
01/16/2029	1.220%	5,383,113	5,077,453
Subordinated Series 2021-HG1 Class B
01/16/2029	1.820%	851,534	813,536
Pagaya AI Debt Trust(a)
Series 2022-5 Class A
06/17/2030	8.096%	11,300,000	11,306,134
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-1A Class A1
3-month USD LIBOR + 0.800% Floor 0.800% 02/20/2028	5.475%	3,597,869	3,572,720
Race Point CLO Ltd.(a),(b)
Series 2013-8A Class AR2
3-month USD LIBOR + 1.040% Floor 1.040% 02/20/2030	5.715%	2,808,980	2,767,592
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month USD LIBOR + 0.450% Floor 1.450% 10/15/2030	4.529%	4,975,000	4,729,971
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	2,348,196	2,064,906
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	5.479%	10,000,000	9,703,600
Santander Drive Auto Receivables Trust
Subordinated Series 2019-2 Class D
07/15/2025	3.220%	547,617	543,082
SCF Equipment Leasing LLC(a)
Series 2019-2A Class B
08/20/2026	2.760%	4,000,000	3,857,936
Subordinated Series 2020-1A Class B
03/20/2028	2.020%	4,900,000	4,592,659
Sierra Timeshare Receivables Funding LLC(a)
Series 2018-2A Class A
06/20/2035	3.500%	681,586	672,708
Series 2018-3A Class A
09/20/2035	3.690%	264,988	262,007
Series 2021-1A Class A
11/20/2037	0.990%	957,075	885,583
Upstart Pass-Through Trust(a)
Series 2020-ST4 Class A
11/20/2026	3.250%	1,810,522	1,728,026

Columbia Short Term Bond Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-ST6 Class A
01/20/2027	3.000%	1,662,977	1,580,040
Series 2021-ST10 Class A
01/20/2030	2.250%	5,689,282	5,389,626
Series 2021-ST3 Class A
05/20/2027	2.000%	1,541,352	1,444,858
Upstart Securitization Trust(a)
Series 2020-2 Class A
11/20/2030	2.309%	823,268	805,215
Series 2021-2 Class A
06/20/2031	0.910%	1,501,190	1,475,638
Subordinated Series 2021-2 Class B
06/20/2031	1.750%	1,150,000	1,094,354
Subordinated Series 2021-3 Class B
07/20/2031	1.660%	1,250,000	1,164,059
Volkswagen Auto Loan Enhanced Trust
Series 2020-1 Class A4
08/20/2026	1.260%	700,000	674,936
Westlake Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class D
12/15/2026	1.230%	9,625,000	8,765,757
Total Asset-Backed Securities — Non-Agency (Cost $257,414,650)			248,783,230

Commercial Mortgage-Backed Securities - Non-Agency 12.7%

Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.450% Floor 1.450% 05/15/2035	5.768%	9,100,000	8,782,707
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2018-DSNY Class C
1-month USD LIBOR + 1.350% Floor 1.350% 09/15/2034	5.668%	11,500,000	11,012,168
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	5.568%	3,650,000	3,453,227
Subordinated Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	5.818%	1,975,000	1,864,426
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	5.568%	13,500,000	13,012,515
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Commercial Mortgage Trust(a),(c)
Series 2019-XL Class C
10/15/2036	5.700%	6,188,000	6,033,596
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month USD LIBOR + 1.298% Floor 1.298% 10/15/2036	5.616%	6,350,000	5,910,490
BX Trust(a),(b)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	5.905%	2,180,000	2,092,968
Subordinated Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	6.205%	1,931,000	1,815,362
CIM Retail Portfolio Trust(a),(b)
Series 2021-RETL Class D
1-month USD LIBOR + 3.050% Floor 3.050% 08/15/2036	7.368%	4,406,250	4,304,191
CLNY Trust(a),(b)
Subordinated Series 2019-IKPR Class D
1-month USD LIBOR + 2.025% Floor 2.025% 11/15/2038	6.343%	5,900,000	5,458,096
Extended Stay America Trust(a),(b)
Series 2021-ESH Class E
1-month USD LIBOR + 2.850% Floor 2.850% 07/15/2038	7.168%	854,168	813,649
GS Mortgage Securities Corp. Trust(a),(b)
Series 2022-SHIP Class A
1-month Term SOFR + 0.731% Floor 0.731% 08/15/2036	4.525%	5,150,000	5,084,859
KKR Industrial Portfolio Trust(a),(b)
Subordinated Series 2021-KDIP Class D
1-month USD LIBOR + 1.250% Floor 1.250% 12/15/2037	5.568%	975,000	918,398
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.283%	3,675,000	3,178,091
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2036	6.518%	3,000,000	2,799,837

4	Columbia Short Term Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-1NYP Class D
1-month USD LIBOR + 2.750% Floor 2.750% 01/15/2036	7.068%	1,125,000	1,023,711
Progress Residential Trust(a)
Series 2020-SFR1 Class C
04/17/2037	2.183%	1,000,000	914,375
Series 2020-SFR1 Class D
04/17/2037	2.383%	2,025,000	1,847,135
Series 2020-SFR2 Class A
06/17/2037	2.078%	1,198,520	1,096,369
Subordinated Series 2020-SFR2 Class C
06/17/2037	3.077%	300,000	276,280
Subordinated Series 2020-SFR2 Class D
06/17/2037	3.874%	350,000	324,387
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/15/2032	3.834%	8,200,000	7,892,278
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	5.886%	14,125,000	13,344,516
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.875% Floor 0.875% 12/15/2034	5.193%	16,055,000	14,820,220
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090%, Cap 4.500% 02/15/2037	6.408%	1,600,000	1,510,485
Series 2021-FCMT Class A
1-month USD LIBOR + 1.200% Floor 1.200% 05/15/2031	5.518%	1,900,000	1,768,094
Series 2021-FCMT Class D
1-month USD LIBOR + 3.500% Floor 3.500% 05/15/2031	7.818%	1,575,000	1,410,923
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $129,786,794)			122,763,353

Corporate Bonds & Notes 32.2%

Aerospace & Defense 1.6%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	3,500,000	3,374,756
Boeing Co. (The)
02/01/2027	2.700%	4,500,000	4,063,474
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Dynamics Corp.
05/15/2028	3.750%	2,000,000	1,906,412
L3Harris Technologies, Inc.
12/15/2026	3.850%	2,000,000	1,910,946
Northrop Grumman Corp.
02/01/2027	3.200%	2,000,000	1,878,056
TransDigm, Inc.(a)
12/15/2025	8.000%	816,000	826,609
03/15/2026	6.250%	990,000	978,439
TransDigm, Inc.
06/15/2026	6.375%	216,000	210,499
Total			15,149,191
Airlines 0.2%
Air Canada(a)
08/15/2026	3.875%	313,000	278,068
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	770,000	740,480
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	444,673	402,338
United Airlines, Inc.(a)
04/15/2026	4.375%	618,000	575,589
Total			1,996,475
Automotive 0.5%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	95,000	89,172
Clarios Global LP(a)
05/15/2025	6.750%	741,000	744,534
Ford Motor Credit Co. LLC
11/17/2023	3.370%	200,000	195,538
03/18/2024	5.584%	978,000	966,991
11/13/2025	3.375%	309,000	279,884
05/28/2027	4.950%	140,000	130,763
IAA Spinco, Inc.(a)
06/15/2027	5.500%	740,000	719,156
IHO Verwaltungs GmbH(a),(d)
09/15/2026	4.750%	522,603	452,947
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	1,267,000	1,238,544
ZF North America Capital, Inc.(a)
04/29/2025	4.750%	191,000	181,615
Total			4,999,144
Banking 8.5%
American Express Co.
11/05/2027	5.850%	3,000,000	3,116,822

Columbia Short Term Bond Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of America Corp.(e)
03/11/2027	1.658%	11,000,000	9,720,451
Bank of Montreal
06/07/2025	3.700%	2,500,000	2,426,104
Bank of New York Mellon Corp. (The)(e)
06/13/2028	3.992%	3,000,000	2,869,714
Bank of Nova Scotia (The)
04/11/2025	3.450%	2,500,000	2,409,192
Canadian Imperial Bank of Commerce(b)
3-month USD LIBOR + 0.660% 09/13/2023	5.393%	3,000,000	2,998,844
Citigroup, Inc.
Subordinated
03/09/2026	4.600%	7,250,000	7,133,958
Discover Bank
09/12/2024	2.450%	2,000,000	1,900,257
Goldman Sachs Group, Inc. (The)(e)
08/23/2028	4.482%	7,250,000	6,934,726
HSBC Holdings PLC(e)
03/10/2026	2.999%	5,550,000	5,215,988
JPMorgan Chase & Co.(e)
07/25/2028	4.851%	9,800,000	9,567,549
Morgan Stanley(e)
10/16/2026	6.138%	6,750,000	6,903,059
PNC Financial Services Group, Inc. (The)(e)
12/02/2028	5.354%	2,100,000	2,115,671
Royal Bank of Canada
04/27/2026	1.200%	3,000,000	2,670,255
Toronto-Dominion Bank (The)
06/06/2025	3.766%	3,000,000	2,911,496
Truist Financial Corp.(e)
06/06/2028	4.123%	3,000,000	2,871,977
US Bancorp(e)
07/22/2028	4.548%	2,000,000	1,959,373
Wells Fargo & Co.
Subordinated
06/03/2026	4.100%	7,000,000	6,763,501
Westpac Banking Corp.
11/18/2027	5.457%	2,460,000	2,513,602
Total			83,002,539
Building Materials 0.1%
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	842,000	789,211
JELD-WEN, Inc.(a)
05/15/2025	6.250%	294,000	280,258
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Standard Industries, Inc.(a)
02/15/2027	5.000%	310,000	286,728
Total			1,356,197
Cable and Satellite 0.8%
CCO Holdings LLC/Capital Corp.(a)
05/01/2026	5.500%	77,000	74,573
05/01/2027	5.125%	794,000	740,895
Charter Communications Operating LLC/Capital
02/01/2024	4.500%	2,500,000	2,469,841
CSC Holdings LLC
06/01/2024	5.250%	1,016,000	947,014
CSC Holdings LLC(a)
04/15/2027	5.500%	653,000	549,538
DISH DBS Corp.
03/15/2023	5.000%	151,000	150,312
DISH DBS Corp.(a)
12/01/2026	5.250%	716,000	603,967
DISH Network Corp.(a)
11/15/2027	11.750%	278,000	285,878
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	883,000	648,954
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	436,000	387,114
Videotron Ltd.(a)
04/15/2027	5.125%	512,000	483,778
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	655,000	609,733
Total			7,951,597
Chemicals 0.5%
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	255,000	235,639
Dow Chemical Co. (The)
11/30/2028	4.800%	1,800,000	1,774,479
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	633,000	572,554
LYB International Finance III LLC
10/01/2025	1.250%	1,000,000	893,934
WR Grace Holdings LLC(a)
10/01/2024	5.625%	837,000	827,124
06/15/2027	4.875%	195,000	172,749
Total			4,476,479
Construction Machinery 0.3%
Caterpillar Financial Services Corp.
08/12/2025	3.650%	1,000,000	975,505

6	Columbia Short Term Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Herc Holdings, Inc.(a)
07/15/2027	5.500%	490,000	456,826
John Deere Capital Corp.
09/08/2025	4.050%	1,000,000	985,034
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	831,000	819,399
Total			3,236,764
Consumer Cyclical Services 0.1%
Prime Security Services Borrower LLC/Finance, Inc.(a)
04/15/2024	5.250%	377,000	370,776
Uber Technologies, Inc.(a)
05/15/2025	7.500%	1,033,000	1,034,474
Total			1,405,250
Consumer Products 0.1%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	991,000	854,714
Newell Brands, Inc.
09/15/2027	6.375%	78,000	77,443
Spectrum Brands, Inc.
07/15/2025	5.750%	222,000	219,702
Total			1,151,859
Diversified Manufacturing 0.7%
Carrier Global Corp.
02/15/2027	2.493%	2,000,000	1,804,058
Gates Global LLC/Co.(a)
01/15/2026	6.250%	962,000	927,731
Siemens Financieringsmaatschappij NV(a)
03/11/2026	1.200%	2,000,000	1,779,803
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	649,000	653,855
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	250,000	222,385
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	996,000	1,009,625
Total			6,397,457
Electric 2.7%
American Electric Power Co., Inc.
11/01/2027	5.750%	2,000,000	2,058,251
Calpine Corp.(a)
06/01/2026	5.250%	144,000	137,333
CenterPoint Energy, Inc.
06/01/2026	1.450%	2,250,000	1,998,928
Dominion Energy, Inc.
10/01/2025	3.900%	2,000,000	1,949,488
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DTE Energy Co.
06/01/2025	1.050%	2,250,000	2,038,564
Duke Energy Corp.
03/15/2028	4.300%	2,110,000	2,035,175
Eversource Energy
03/01/2027	2.900%	2,500,000	2,303,910
FirstEnergy Corp.
01/15/2026	1.600%	3,000,000	2,656,169
NextEra Energy Capital Holdings, Inc.
07/15/2027	4.625%	2,200,000	2,169,549
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	618,000	600,591
10/15/2026	3.875%	166,000	152,493
PPL Capital Funding, Inc.
05/15/2026	3.100%	2,750,000	2,573,440
Southern Co. (The)
03/15/2028	1.750%	3,500,000	2,945,878
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	274,000	264,300
02/15/2027	5.625%	511,000	488,020
WEC Energy Group, Inc.
10/01/2027	5.150%	1,790,000	1,811,984
Total			26,184,073
Environmental 0.2%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	833,000	800,973
12/15/2026	5.125%	166,000	159,548
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	583,000	516,621
Total			1,477,142
Finance Companies 0.2%
Navient Corp.
01/25/2023	5.500%	318,000	317,531
10/25/2024	5.875%	149,000	144,796
06/25/2025	6.750%	159,000	152,844
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	253,000	223,498
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2026	2.875%	1,077,000	927,147
Springleaf Finance Corp.
03/15/2024	6.125%	522,000	504,913
Total			2,270,729
Food and Beverage 1.5%
Anheuser-Busch InBev Worldwide, Inc.
04/13/2028	4.000%	2,250,000	2,147,588

Columbia Short Term Bond Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bacardi Ltd.(a)
05/15/2025	4.450%	3,900,000	3,786,952
Diageo Capital PLC
10/24/2027	5.300%	2,275,000	2,328,205
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	264,000	247,731
Kraft Heinz Foods Co.
05/15/2027	3.875%	2,000,000	1,910,882
Mondelez International, Inc.
03/17/2027	2.625%	2,000,000	1,816,302
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	240,000	235,185
Post Holdings, Inc.(a)
03/01/2027	5.750%	357,000	345,697
Tyson Foods, Inc.
08/15/2024	3.950%	1,000,000	983,862
US Foods, Inc.(a)
04/15/2025	6.250%	882,000	874,847
Total			14,677,251
Gaming 0.5%
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	1,120,000	1,097,603
07/01/2025	6.250%	1,177,000	1,145,128
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	231,000	230,244
International Game Technology PLC(a)
02/15/2025	6.500%	468,000	471,577
04/15/2026	4.125%	257,000	240,484
MGM Resorts International
03/15/2023	6.000%	364,000	364,000
VICI Properties LP/Note Co., Inc.(a)
05/01/2024	5.625%	511,000	507,530
02/15/2025	3.500%	377,000	356,601
06/15/2025	4.625%	121,000	116,017
12/01/2026	4.250%	273,000	254,768
Wynn Las Vegas LLC/Capital Corp.(a)
05/30/2023	4.250%	187,000	184,460
03/01/2025	5.500%	219,000	208,673
Total			5,177,085
Health Care 1.7%
Becton Dickinson and Co.
06/06/2024	3.363%	2,000,000	1,951,126
CHS/Community Health Systems, Inc.(a)
03/15/2026	8.000%	235,000	214,241
Cigna Corp.
03/01/2027	3.400%	2,085,000	1,956,646
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Health Corp.
06/01/2026	2.875%	2,250,000	2,101,206
GE Healthcare Holding LLC(a)
11/15/2027	5.650%	3,400,000	3,449,874
HCA, Inc.
02/15/2026	5.875%	2,250,000	2,264,387
IQVIA, Inc.(a)
10/15/2026	5.000%	435,000	416,931
05/15/2027	5.000%	180,000	171,756
Select Medical Corp.(a)
08/15/2026	6.250%	1,498,000	1,427,659
Tenet Healthcare Corp.
07/15/2024	4.625%	382,000	373,353
Tenet Healthcare Corp.(a)
09/01/2024	4.625%	767,000	747,517
01/01/2026	4.875%	417,000	397,287
02/01/2027	6.250%	589,000	565,739
Total			16,037,722
Healthcare Insurance 0.4%
Anthem, Inc.
01/15/2025	2.375%	2,000,000	1,898,717
UnitedHealth Group, Inc.
10/15/2027	2.950%	2,565,000	2,374,811
Total			4,273,528
Home Construction 0.0%
Taylor Morrison Communities, Inc./Holdings II(a)
03/01/2024	5.625%	183,000	181,873
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	154,000	153,391
Total			335,264
Independent Energy 0.5%
Canadian Natural Resources Ltd.
02/01/2025	3.900%	2,000,000	1,945,345
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	568,000	548,120
Woodside Finance Ltd.(a)
03/05/2025	3.650%	2,200,000	2,111,562
Total			4,605,027
Integrated Energy 0.1%
BP Capital Markets America, Inc.
02/11/2026	3.410%	1,225,000	1,177,414

8	Columbia Short Term Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.5%
Carnival Corp.(a)
03/01/2026	7.625%	224,000	178,904
03/01/2027	5.750%	462,000	329,633
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	428,000	422,916
Cinemark USA, Inc.(a)
05/01/2025	8.750%	367,000	372,506
03/15/2026	5.875%	312,000	259,562
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	855,000	830,421
03/15/2026	5.625%	335,000	318,090
05/15/2027	6.500%	265,000	259,329
Royal Caribbean Cruises Ltd.(a)
06/01/2025	11.500%	233,000	250,278
07/01/2026	4.250%	400,000	323,874
08/31/2026	5.500%	275,000	231,369
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	400,000	385,490
04/15/2027	5.500%	368,000	331,573
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	69,000	69,577
Vail Resorts, Inc.(a)
05/15/2025	6.250%	436,000	436,853
Total			5,000,375
Life Insurance 1.4%
CoreBridge Financial, Inc.(a)
04/05/2027	3.650%	3,900,000	3,633,079
Five Corners Funding Trust(a)
11/15/2023	4.419%	2,000,000	1,980,955
Metropolitan Life Global Funding I(a)
06/30/2027	4.400%	2,250,000	2,185,249
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	3,297,000	3,186,592
Principal Life Global Funding II(a)
11/17/2026	1.500%	2,500,000	2,183,220
Total			13,169,095
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	380,000	376,725
Media and Entertainment 0.7%
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	380,000	329,270
iHeartCommunications, Inc.
05/01/2026	6.375%	1,203,000	1,106,575
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Magallanes, Inc.(a)
03/15/2027	3.755%	3,900,000	3,519,918
Netflix, Inc.
03/01/2024	5.750%	272,000	274,340
Netflix, Inc.(a)
06/15/2025	3.625%	124,000	118,709
Outfront Media Capital LLC/Corp.(a)
06/15/2025	6.250%	858,000	853,828
Univision Communications, Inc.(a)
02/15/2025	5.125%	225,000	214,349
Total			6,416,989
Metals and Mining 0.2%
Constellium NV(a)
02/15/2026	5.875%	783,000	755,004
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	905,000	826,277
Novelis Corp.(a)
11/15/2026	3.250%	432,000	387,176
Total			1,968,457
Midstream 2.0%
Enbridge, Inc.
12/01/2026	4.250%	2,152,000	2,071,742
Enterprise Products Operating LLC
02/15/2025	3.750%	2,000,000	1,944,886
EQM Midstream Partners LP
08/01/2024	4.000%	70,000	67,358
12/01/2026	4.125%	327,000	291,156
EQM Midstream Partners LP(a)
07/01/2025	6.000%	332,000	322,514
06/01/2027	7.500%	140,000	137,156
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	241,000	237,834
Kinder Morgan, Inc.
11/15/2026	1.750%	2,750,000	2,426,477
MPLX LP
03/01/2026	1.750%	3,000,000	2,678,039
NuStar Logistics LP
10/01/2025	5.750%	680,000	656,892
06/01/2026	6.000%	497,000	480,018
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	3,300,000	3,172,798
Western Midstream Operating LP
02/01/2025	3.600%	1,649,000	1,560,319

Columbia Short Term Bond Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Companies, Inc. (The)
06/15/2027	3.750%	3,500,000	3,298,976
Total			19,346,165
Natural Gas 0.3%
NiSource Finance Corp.
05/15/2027	3.490%	3,400,000	3,204,700
Other Industry 0.0%
Picasso Finance Sub, Inc.(a)
06/15/2025	6.125%	438,000	436,656
Other REIT 0.2%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	281,000	239,612
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	75,000	70,645
02/01/2027	4.250%	769,000	647,536
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
06/01/2025	7.500%	599,000	599,190
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	618,000	550,058
Total			2,107,041
Packaging 0.3%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	335,000	328,223
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
04/30/2025	5.250%	643,000	615,077
Berry Global, Inc.(a)
02/15/2026	4.500%	448,000	431,437
BWAY Holding Co.(a)
04/15/2024	5.500%	245,000	238,374
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	380,000	332,482
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	921,000	860,902
Total			2,806,495
Pharmaceuticals 0.9%
AbbVie, Inc.
05/14/2026	3.200%	3,400,000	3,218,129
Amgen, Inc.
08/15/2028	1.650%	3,400,000	2,840,653
AstraZeneca Finance LLC
05/28/2026	1.200%	1,750,000	1,559,228
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%	186,000	158,364
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bristol Myers Squibb Co.
07/26/2024	2.900%	1,038,000	1,008,590
Total			8,784,964
Property & Casualty 0.3%
American International Group, Inc.
04/01/2026	3.900%	2,221,000	2,148,404
Radian Group, Inc.
10/01/2024	4.500%	285,000	274,495
03/15/2025	6.625%	423,000	418,578
03/15/2027	4.875%	107,000	98,054
Total			2,939,531
Railroads 0.2%
CSX Corp.
11/01/2025	3.350%	1,628,000	1,561,418
Refining 0.2%
Phillips 66
02/15/2026	1.300%	2,500,000	2,235,138
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	526,000	523,358
IRB Holding Corp.(a)
06/15/2025	7.000%	1,300,000	1,296,468
Total			1,819,826
Retailers 0.3%
Lowe’s Companies, Inc.
05/03/2027	3.100%	3,400,000	3,168,256
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	307,000	314,278
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	305,000	278,410
Total			592,688
Technology 1.6%
Block, Inc.
06/01/2026	2.750%	577,000	515,745
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	353,000	346,204
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	3,750,000	3,550,111
Camelot Finance SA(a)
11/01/2026	4.500%	586,000	550,919
CommScope Finance LLC(a)
03/01/2026	6.000%	274,000	252,873

10	Columbia Short Term Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Microchip Technology, Inc.
02/15/2024	0.972%	2,500,000	2,376,780
09/01/2025	4.250%	351,000	340,853
NCR Corp.(a)
09/01/2027	5.750%	250,000	239,623
NXP BV/Funding LLC/USA, Inc.
05/01/2027	3.150%	3,000,000	2,734,053
Oracle Corp.
05/15/2025	2.950%	2,250,000	2,136,582
PTC, Inc.(a)
02/15/2025	3.625%	237,000	226,058
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	870,000	820,684
Symantec Corp.(a)
04/15/2025	5.000%	402,000	391,968
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	755,000	757,429
Total			15,239,882
Transportation Services 0.3%
ERAC USA Finance LLC(a)
11/01/2025	3.800%	2,500,000	2,390,757
Wireless 0.7%
Altice France SA(a)
02/01/2027	8.125%	934,000	852,633
American Tower Corp.
01/31/2028	1.500%	2,500,000	2,070,828
SBA Communications Corp.
02/15/2027	3.875%	230,000	208,206
Sprint Corp.
09/15/2023	7.875%	548,000	556,182
06/15/2024	7.125%	442,000	450,980
T-Mobile US, Inc.
04/15/2029	3.375%	3,000,000	2,643,239
Total			6,782,068
Wirelines 0.6%
AT&T, Inc.
02/01/2028	1.650%	2,500,000	2,115,091
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	372,000	275,694
Iliad Holding SAS(a)
10/15/2026	6.500%	1,127,000	1,046,731
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
03/16/2027	4.125%	2,000,000	1,948,053
Total			5,385,569
Total Corporate Bonds & Notes (Cost $333,604,305)			313,070,982

Foreign Government Obligations(f) 0.1%

Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2024	4.875%	240,000	232,501
05/01/2025	5.000%	105,000	99,131
06/01/2027	5.250%	504,000	452,764
Total			784,396
Morocco 0.0%
Morocco Government AID Bond(b),(g),(h)
6-month USD LIBOR + 0.000% 05/01/2023	5.156%	42,500	42,288
Total Foreign Government Obligations (Cost $915,134)			826,684

Residential Mortgage-Backed Securities - Agency 0.0%

Federal Home Loan Mortgage Corp.
01/01/2023- 10/01/2024	4.500%	4,437	4,433
01/01/2024	5.000%	3,431	3,454
03/01/2025- 04/01/2026	4.000%	6,272	6,129
11/01/2025	3.500%	1,206	1,183
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.219% Cap 9.411% 03/01/2034	2.618%	97,665	95,151
12-month USD LIBOR + 1.735% Cap 10.860% 07/01/2036	3.985%	1,574	1,550
12-month USD LIBOR + 1.709% Cap 11.157% 08/01/2036	3.574%	22,491	22,744
Federal National Mortgage Association
03/01/2024- 06/01/2026	4.000%	7,462	7,284
12/01/2025- 09/01/2026	3.500%	22,227	21,694
Federal National Mortgage Association(c)
CMO Series 2003-W11 Class A1
06/25/2033	4.447%	5,409	5,423
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.000%, Cap 11.000% 03/20/2030	2.625%	6,588	6,458

Columbia Short Term Bond Fund | Third Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
08/15/2037	7.500%	11,221	11,267
Total Residential Mortgage-Backed Securities - Agency (Cost $190,640)			186,770

Residential Mortgage-Backed Securities - Non-Agency 27.2%

510 Asset Backed Trust(a),(c)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	3,944,218	3,653,804
AMRESCO Residential Securities Corp. Mortgage Loan Trust(b)
CMO Series 1998-3 Class A7
1-month USD LIBOR + 0.480% Floor 0.480% 07/25/2028	4.869%	1,934	1,931
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	404,940	340,210
CMO Series 2020-6 Class M1
05/25/2065	2.805%	1,225,000	885,000
CMO Series 2021-8 Class A1
11/25/2066	1.820%	7,828,397	6,578,747
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	31,776	31,568
Banc of America Funding Trust
CMO Series 2005-5 Class 2A1
09/25/2035	5.500%	92,414	88,080
Banc of America Funding Trust(c)
CMO Series 2007-C Class 1A3
05/20/2036	3.473%	49,309	46,194
Bellemeade Re Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.200% Floor 2.200% 03/25/2031	5.747%	3,000,000	2,960,278
CMO Series 2022-1 Class M1B
30-day Average SOFR + 2.150% Floor 2.150% 01/26/2032	6.162%	5,284,000	5,111,570
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	586,248	540,180
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	3,555,779	3,057,418
CFMT LLC(a),(c)
CMO Series 2021-EBO1 Class A
11/25/2050	0.985%	2,502,234	2,350,345
Chase Mortgage Finance Trust
CMO Series 2005-S2 Class A1
10/25/2035	5.500%	63,254	59,119
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-S4 Class A3
12/25/2036	6.000%	147,412	71,363
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	6,801,378	6,205,136
CMO Series 2022-NQM1 Class A1
06/25/2067	5.189%	2,293,920	2,219,885
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.076% 09/25/2058	5.445%	3,335,854	3,257,799
CIM Trust(a),(c)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	2,288,893	2,155,189
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	1,838,032	1,375,377
CMO Series 2021-RPL1 Class A1
09/27/2060	1.668%	4,429,214	4,178,610
CMO Series 2022-JR1 Class A1
10/25/2066	4.267%	14,743,910	14,028,304
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	1,324,138	1,230,309
CSMC Trust(a),(c)
CMO Series 2021-RPL4 Class A1
12/27/2060	1.796%	3,254,045	2,873,146
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	3,990,729	3,990,259
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	2,463,705	2,300,354
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	6,032,732	5,349,035
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	2.205%	16,190,906	14,051,496
Eagle Re Ltd.(a),(b)
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 04/25/2034	5.994%	5,100,000	4,910,248
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA1 Class M2
1-month USD LIBOR + 1.700% 01/25/2050	6.089%	595,423	593,581
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	5.578%	1,338,305	1,317,607

12	Columbia Short Term Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-HQA1 Class M1
30-day Average SOFR + 0.700% 08/25/2033	4.628%	195,156	194,353
CMO Series 2021-HQA4 Class M1
30-day Average SOFR + 0.950% 12/25/2041	4.878%	3,327,675	3,156,590
CMO Series 2022-DNA3 Class M1A
30-day Average SOFR + 2.000% 04/25/2042	5.928%	8,024,008	8,006,234
GCAT LLC(a),(c)
CMO Series 2020-3 Class A1
09/25/2025	2.981%	3,006,183	2,902,556
GCAT Trust(a),(c)
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	3,719,009	3,350,496
CMO Series 2022-NQM4 Class A1
08/25/2067	5.269%	3,894,402	3,915,899
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1A
30-day Average SOFR + 1.900% Floor 1.900% 02/25/2034	5.421%	7,864,844	7,665,768
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	1,136,849	1,020,710
Home Re Ltd.(a),(b)
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 1.550% 07/25/2033	5.939%	2,558,687	2,541,326
Homeward Opportunities Fund Trust(a),(e)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	852,821	850,714
CMO Series 2022-1 Class A1
07/25/2067	5.073%	6,751,357	6,712,586
Imperial Fund Mortgage Trust(a),(c)
CMO Series 2021-NQM2 Class A3
09/25/2056	1.516%	2,657,703	2,003,886
JPMorgan Mortgage Trust
CMO Series 2005-S3 Class 2A2
01/25/2023	5.500%	15,039	10,542
JPMorgan Mortgage Trust(c)
CMO Series 2007-A2 Class 3A1
04/25/2037	3.230%	4,705	3,753
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	3,120,840	2,846,005
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	5,946,270	5,374,780
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MFA Trust(a),(c)
CMO Series 2020-NQM1 Class A1
03/25/2065	1.479%	1,101,763	994,592
Morgan Stanley Mortgage Loan Trust(c)
CMO Series 2004-10AR Class 2A2
11/25/2034	4.023%	40,552	38,037
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-NQM4 Class A2
09/25/2059	2.644%	1,437,063	1,286,667
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,216,630	1,108,759
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1A
30-day Average SOFR + 1.650% Floor 1.650% 10/25/2033	5.578%	879,622	875,926
OBX Trust(a),(c)
CMO Series 2019-EXP2 Class 1A3
06/25/2059	4.000%	474,283	422,686
OBX Trust(a),(e)
CMO Series 2022-NQM7 Class A1
08/25/2062	5.110%	4,801,505	4,736,896
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	931,359	826,445
Preston Ridge Partners Mortgage(a),(c)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	6,746,637	6,041,176
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2021-10 Class A1
10/25/2026	2.487%	3,703,270	3,329,937
CMO Series 2021-2 Class A1
03/25/2026	2.115%	2,142,378	1,943,232
CMO Series 2021-3 Class A1
04/25/2026	1.867%	3,558,039	3,214,023
CMO Series 2021-9 Class A1
10/25/2026	2.363%	6,215,787	5,595,523
Pretium Mortgage Credit Partners I LLC(a),(c)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	1,808,866	1,647,489
CMO Series 2021-NPL2 Class A1
06/27/2060	1.992%	1,795,922	1,583,595
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-NPL3 Class A1
07/25/2051	1.868%	8,650,685	7,556,651
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	9,556,112	8,828,535

Columbia Short Term Bond Fund | Third Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A1
11/25/2056	2.071%	13,341,244	10,847,265
PRPM LLC(a),(c)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	1,754,417	1,544,346
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 01/25/2030	5.339%	380,422	375,377
Sequoia Mortgage Trust(a),(c)
CMO Series 2016-3 Class A1
11/25/2046	3.500%	669,020	580,820
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	1,735,297	1,629,942
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	437,184	385,794
Toorak Mortgage Corp., Ltd.(a),(c)
CMO Series 2020-1 Class A1
03/25/2023	2.734%	5,235,713	5,056,941
Towd Point HE Trust(a),(c)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	1,150,000	958,730
Towd Point Mortgage Trust(a),(c)
CMO Series 2021-SJ2 Class A1A
12/25/2061	2.250%	5,224,007	4,742,146
VCAT Asset Securitization LLC(a),(c)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	2,356,044	2,051,092
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	425,174	400,821
Vericrest Opportunity Loan Transferee(a),(c)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	4,045,331	3,732,573
Vericrest Opportunity Loan Transferee XCVI LLC(a),(c)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	2,427,501	2,200,660
Vericrest Opportunity Loan Transferee XCVII LLC(a),(c)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	9,879,796	8,690,445
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Trust CI LLC(a),(c)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	7,626,537	6,812,562
Verus Securitization Trust(a),(c)
CMO Series 2019-4 Class A3
11/25/2059	3.000%	1,803,114	1,697,945
CMO Series 2020-2 Class A1
05/25/2060	2.226%	335,471	322,807
CMO Series 2021-8 Class A3
11/25/2066	2.491%	8,832,973	7,184,551
CMO Series 2022-INV1 Class A1
08/25/2067	5.041%	3,395,392	3,358,007
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	1,023,159	943,623
Visio Trust(a)
Series 2020-1R Class A1
11/25/2055	1.312%	4,294,567	3,898,633
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2006-AR19 Class A1
12/25/2036	4.564%	63,717	60,399
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $289,470,414)			263,873,988

U.S. Treasury Obligations 1.0%

U.S. Treasury
01/15/2024	0.125%	10,325,000	9,842,629
Total U.S. Treasury Obligations (Cost $9,848,373)			9,842,629

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.318%(i),(j)	6,001,012	5,999,211
Total Money Market Funds (Cost $5,998,754)		5,999,211
Total Investments in Securities (Cost: $1,027,229,064)		965,346,847
Other Assets & Liabilities, Net		6,115,004
Net Assets		971,461,851

At December 31, 2022, securities and/or cash totaling $2,044,200 were pledged as collateral.
14	Columbia Short Term Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2022 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,550	03/2023	USD	317,871,095	105,657	—
U.S. Treasury 2-Year Note	110	03/2023	USD	22,558,594	—	(96,616)
Total					105,657	(96,616)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(1,175)	03/2023	USD	(126,817,383)	89,722	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2022, the total value of these securities amounted to $711,771,571, which represents 73.27% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of December 31, 2022.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2022.
(d)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of December 31, 2022.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2022, the total value of these securities amounted to $42,288, which represents less than 0.01% of total net assets.
(h)	Valuation based on significant unobservable inputs.
(i)	The rate shown is the seven-day current annualized yield at December 31, 2022.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.318%
	39,477,150	291,368,604	(324,846,984)	441	5,999,211	5,091	259,869	6,001,012
Abbreviation Legend
AID	Agency for International Development
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Short Term Bond Fund | Third Quarter Report 2022	15

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT222_03_N01_(02/23)